Financial Risk Management - Disclosure Of Net Foreign Exchange Exposure (Detail) R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives | R$			R$ 4,680,478		R$ 3,729,691
Trade receivable recorded in Brazil in foreign currency | R$			236,782		10,007
Borrowings and financing in Brazil in foreign currency | R$	[1]		(4,246,692)		(3,381,959)
Trade payable registered in Brazil in foreign currency | R$			R$ (14,459)		R$ (10,543)
Scenario - Real (5.1967 Parity - R$ vs US$)
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives				$ 4,680,478
Trade receivable recorded in Brazil in foreign currency				236,782
Borrowings and financing in Brazil in foreign currency				(4,246,692)
Trade payable registered in Brazil in foreign currency				(14,459)
Scenario - Probable (5.1880 Parity - R$ vs US$)
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives				(7,881)
Trade receivable recorded in Brazil in foreign currency				(399)
Borrowings and financing in Brazil in foreign currency				7,151
Trade payable registered in Brazil in foreign currency				24
Impact on net income and equity		$ (1,105)
Scenario I - Depreciation 25% (3.8910 Parity - R$ vs US$)
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives				(1,570,668)
Trade receivable recorded in Brazil in foreign currency				(79,459)
Borrowings and financing in Brazil in foreign currency				1,425,099
Trade payable registered in Brazil in foreign currency				4,852
Impact on net income and equity		(220,176)
Scenario II - Depreciation 50% (2.5940 Parity - R$ vs US$)
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives				(4,696,241)
Trade receivable recorded in Brazil in foreign currency				(237,579)
Borrowings and financing in Brazil in foreign currency				4,260,994
Trade payable registered in Brazil in foreign currency				$ 14,508
Impact on net income and equity		$ (658,318)

[1]	Excluding transaction costs.